Note 32 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
32—
RELATED PARTY TRANSACTIONS

In
2019,
EDAP Technomed Co. Ltd. (Japan) contracted a loan amounting
80,000,000
JPY. As a current practice in Japan, this loan required a personal warranty from the representative director, president and CEO of the subsidiary Mr. Jean-François Bachelard. EDAP TMS S.A., as the mother company, counter-warranted this personal loan and agreed to indemnify Mr. Bachelard in an indemnification letter dated
September 12, 2019.

In
2019,
EDAP Technomed Sdn Bdh (Malaysia) contracted with Maybank to establish a fixed deposit amounting
65,464.85
MYR. As a current practice in Malaysia, any fixed deposit requires a personal warranty from the representative director, president and CEO of the subsidiary Mr. Hervé de Soultrait. EDAP TMS S.A., as the mother company, counter-warranted this deposit and agreed to indemnify Mr. de Soultrait in an indemnification letter dated
September 13, 2019.

In
2019,
EDAP Technomed Inc. contracted a car lease amounting
28,756.44
USD. This lease required a personal warranty from the president of the subsidiary Mr. Marc Oczachowski. EDAP TMS S.A., as the mother company, counter-warranted this personal lease warranty and agreed to indemnify Mr. Marc Oczachowski in an indemnification letter dated
July 1, 2019.